Results from discontinued operations	12 Months Ended
Jun. 30, 2023
Results from discontinued operations
Results from discontinued operations

33. Results from discontinued operations

The results of discontinued operations include the operations of IDBD / DIC which were deconsolidated in previous years (see Note 4.G to the Consolidated Financial Statements as of June 30, 2021) and the results of the comparative fiscal years have been reclassified.

	06.30.2023	06.30.2022	06.30.2021
Revenues	-	-	133,783
Costs	-	-	(108,552)
Gross profit	-	-	25,231
Net loss from fair value adjustment of investment properties	-	-	(98)
General and administrative expenses	-	-	(15,399)
Selling expenses	-	-	(14,669)
Other operating results, net	-	-	5,006
Profit from operations	-	-	71
Share of profit of associates and joint ventures	-	-	2,542
Profit before financial results and income tax	-	-	2,613
Finance income	-	-	1,858
Finance cost	-	-	(24,395)
Other financial results	-	-	1,613
Financial results, net	-	-	(20,924)
Loss before income tax	-	-	(18,311)
Income tax	-	-	978
Loss from operations that are discontinued	-	-	(17,333)
Loss for loss of control	-	-	(14,212)
Loss from discontinued operations	-	-	(31,545)

Loss for the year from discontinued operations attributable to:
Equity holders of the parent	-	-	(24,923)
Non-controlling interest	-	-	(6,622)
Loss per share from discontinued operations attributable to equity holders of the parent:
Basic	-	-	(45.31)
Diluted	-	-	(45.31)